UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626)914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (unaudited)

Shares		Value
	COMMON STOCKS: 53.1%

	Banks: 0.5%
1,530	Credicorp Ltd.	$125,644

	Capital Goods: 7.5%
6,410	Chart Inds, Inc. *	311,783
3,800	Enersys *	130,074
5,690	ESCO Technologies, Inc. *	266,975
1,949	Flowserve Corp.	266,428
6,290	Robbins & Myers, Inc.	313,682
1,951	SPX Corp.	257,005
4,760	The Shaw Group, Inc. *	294,120
4,062	Titan Machinery, Inc. *	127,222
		1,967,289
	Commercial Services & Supplies: 1.0%
3,695	Clean Harbors, Inc. *	262,567

	Energy: 18.9%
3,750	Arch Coal, Inc.	281,362
5,209	Arena Resources, Inc. *	275,139
3,965	Carrizo Oil & Gas, Inc. *	269,977
2,730	ChevronTexaco Corp.	270,625
3,491	Concho Resources, Inc. *	130,214
1,876	Continental Resources, Inc. *	130,044
1,010	Core Laboratories N.V. *	143,774
7,023	Denbury Resources, Inc. *	256,339
2,556	Halliburton Co.	135,647
2,173	Hess Corp.	274,211
2,309	Hornbeck Offshore Services, Inc. *	130,482
6,525	Nexen, Inc.	259,369
1,825	Penn Virginia Corp.	137,642
4,928	Petroquest Energy, Inc. *	132,563
5,875	Pride International, Inc. *	277,829
7,181	Quicksilver Resources, Inc. *	277,474
6,010	Southwestern Energy Co. *	286,136
2,366	Superior Energy Services *	130,461
4,458	Swift Energy Co. *	294,495
1,820	Transocean Inc.*	277,350
6,340	Weatherford International, Ltd. *	314,401
7,420	Williams Companies, Inc.	299,100
		4,984,634
	Food & Staples Retailing: 2.1%
3,701	Central European Distribution Corp. *	274,429
4,936	Wal-Mart Stores, Inc.	277,403
		551,832
	Food, Beverage & Tobacco: 1.5%
17,194	Darling International, Inc. *	284,045
2,790	Green Mountain Coffee Roasters, Inc. *	104,820
		388,865
	Health Care Equipment & Services: 3.3%
3,698	ICON	279,273
3,507	Illumina, Inc. *	305,495
5,924	Owens & Minor, Inc.	270,667
		855,435
	Materials: 5.8%
1,205	Agrium, Inc.	129,586
1,603	CF Industries Holdings, Inc.	244,938
7,060	Cia Vale do Rio Doce - ADR	252,889
1,716	FMC Corp.	132,887
1,725	Mosaic Co. *	249,608
1,135	Potash Corp. of Saskatchewan	259,427
2,850	Praxair, Inc.	268,584
		1,537,919
	Retailing: 0.9%
2,170	Priceline.com, Inc. *	250,548

	Software & Services: 0.9%
937	Mastercard, Inc.	248,792

	Technology Hardware & Equipment: 3.7%
5,390	Amphenol Corp.	241,903
2,110	International Business Machines Corp.	250,098
1,913	Research In Motion Ltd. *	223,630
7,252	Western Digital Corp. *	250,412
		966,043
	Transportation: 4.9%
4,420	C.H. Robinson Worldwide, Inc.	242,393
3,916	CSX Corp.	245,964
8,012	JB Hunt Transport Services, Inc.	266,639
5,501	Kansas City Southern *	241,989
5,190	Landstar System, Inc.	286,592
		1,283,577
	Utilities: 2.1%
4,323	National Fuel Gas Co.	257,132
4,150	Questar Corp.	294,816
		551,948
	TOTAL COMMON STOCKS
	(Cost $11,964,314)	13,975,093

	PREFERRED STOCK: 1.0%
	Food & Staples Retailing: 1.0%
6,041	Companhia Brasileira de Distribuicao	256,501
	TOTAL PREFERRED STOCK
	(Cost $272,446)	256,501

	SHORT-TERM INVESTMENT: 43.8%
	Money Market Fund: 43.8%
11,532,407	Fidelity Money Market Portfolio	11,532,407
	TOTAL SHORT-TERM INVESTMENT
	(Cost $11,532,407)	11,532,407

	TOTAL INVESTMENTS IN SECURITIES: 97.9%
	(Cost $23,769,167)	25,764,001
	Other Assets in Excess of Liabilities: 2.1%	547,836
	TOTAL NET ASSETS: 100.0%	$26,311,837

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows #:

Cost of investments	$23,967,706
Gross unrealized appreciation	1,920,718
Gross unrealized depreciation	(124,423)
Net unrealized appreciation	$1,796,295

# Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective June 30, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments

Level 1 - Quoted prices	$14,231,594.00	$11,532,407.00
Level 2 - Other Significant
observable inputs	$0.00	$0.00
Level 3 - Significant
unobservable inputs	$0.00	$0.00
Total	$14,231,594.00	$11,532,407.00

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)     /s/Robert M. Slotky
                                               Robert M. Slotky, President

Date     August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Robert M. Slotky
                                                  Robert M. Slotky, President

Date     August 19, 2008

By (Signature and Title)*     /s/Eric W. Falkeis
                                                  Eric W. Falkeis, Treasurer

Date     August 28, 2008

* Print the name and title of each signing officer under his or her signature.